Related Parties - Disclosure of Transaction Between Related Parties (Details) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Sales of healthcare services and oncology plans
Transaction value	S/ 773	S/ 2,816	S/ 1,152	S/ 3,101
Outstanding balances	3,505		3,505		S/ 3,191
Cost of sales of healthcare services and oncology plans
Transaction value	8,069	7,073	16,493	13,189
Outstanding balances	10,378		10,378		7,709
Administrative expenses
Transaction value	1,832	523	3,782	1,396
Outstanding balances	1,587		1,587		5,069
Selling expenses
Transaction value	165	482	565	781
Outstanding balances	94		94		396
Finance income, net
Loans and related interest from related parties			3
Loans and related interest to related parties	(14)		(14)
Transaction value	(14)		(11)
Outstanding balances	367		367		1,952
Joint ventures
Sales of healthcare services and oncology plans
Transaction value	17	5	29	17
Outstanding balances	244		244		234
Cost of sales of healthcare services and oncology plans
Transaction value	864	807	1,626	1,691
Outstanding balances	758		758		1,076
Associates
Cost of sales of healthcare services and oncology plans
Transaction value	3,982	3,664	8,958	6,839
Outstanding balances	5,691		5,691		3,473
Others
Sales of healthcare services and oncology plans
Transaction value	756	2,811	1,123	3,084
Outstanding balances	3,261		3,261		2,957
Cost of sales of healthcare services and oncology plans
Transaction value	3,223	2,602	5,909	4,659
Outstanding balances	3,929		3,929		3,160
Services provided by third parties
Administrative expenses
Transaction value	804	601	1,244	602
Outstanding balances					630
Other management charges
Administrative expenses
Transaction value	1,028	S/ (78)	2,538	S/ 794
Outstanding balances	S/ 1,587		S/ 1,587		S/ 4,439